Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future rental commitments over the next five years under non-cancelable operating leases
2016	$ 12,154
2017	9,156
2018	9,005
2019	8,973
2020	9,209
Total	$ 48,497